LONGTERM INVESTMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Long-term Investments
	Fair Value December 31,	Net	Movements in foreign	Fair value adjustments	Fair Value September 30,
	2023	Additions	exchange	for the period	2024
Talisker Resources Common Shares	$782	$-	$(7)	$155	$930
Silver Wolf Exploration Ltd. (“Silver Wolf”) Common Shares	71	426	(4)	(46)	447
Silver Wolf Exploration Ltd. Warrants	-	30	-	(3)	27
Endurance Gold Corp. Common Shares	81	-	(1)	(19)	61
Other	-	1	-	-	1
	$934	$457	$(12)	$87	$1,466